N-2	Jan. 27, 2023
Cover [Abstract]
Entity Central Index Key	0001596993
Amendment Flag	false
Securities Act File Number	001-36437
Document Type	8-K
Entity Registrant Name	DORIAN LPG LTD.
Entity Address, Address Line One	27 Signal Road
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	674-9900
Entity Emerging Growth Company	false